CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Increase in Ordinary shares, shares authorized	12,000,000	2,000,000
Ordinary shares, shares issued	3,041,830	830,613
Ordinary shares, shares outstanding	3,041,830	830,613